Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Acquisitions [Abstract]
Schedule of business combination

Fair value of identifiable assets and liabilities (100% interest in CPP):
Cash	$2
Accounts receivable	3
Inventories	35
Prepaid expenses	1
Property, plant and equipment	59
Payables and accrued liabilities	(39)
Other liabilities	(14)
Deferred income tax liabilities	(1)
44
Less: Carrying value of our previously held 50% interest in the CPP JV	(43)
Net gain resulting from the CPP agreement	$1
We have allocated the purchase price based on our estimated fair value of the assets acquired and the liabilities assumed as follows:

West Fraser purchase consideration:
Cash consideration	$101

Fair value of net assets acquired:
Cash	$1
Accounts receivable	3
Inventories	24
Prepaid expenses	1
Income taxes receivable	1
Property, plant and equipment	58
Timber licenses	41
Payables and accrued liabilities	(8)
Other liabilities	(3)
Deferred income tax liabilities	(18)
$101